SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	May 31, 2018	May 31, 2017	Aug. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash and cash equivalents	$ 572,775	$ 3,590	$ 326,023	$ 227,838	$ 17,029
Share-based expenses	$ 3,332
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in determination of diluted loss per share	1,927,302	1,927,302